PROVISIONS AND CONTINGENCIES - MOVEMENTS IN PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current provisions for liabilities [member]
Disclosure of other provisions [line items]
Additions	$ 13,519	$ 15,709
Payments	9,501	9,836
Reversal	(3,935)	(7,030)
Transfers	0	0
Translations differences	(1,158)	(4,973)
Other provisions	17,090	18,165	$ 24,295
Non-current provisions for taxes [member]
Disclosure of other provisions [line items]
Additions	8,406	12,441
Payments	2,319	103
Reversal	(12,903)	(1,764)
Transfers	0	0
Translations differences	(654)	(1,997)
Other provisions	10,501	17,971	9,394
Non-current provisions for dismantling [member]
Disclosure of other provisions [line items]
Additions	1,878	579
Payments	59	97
Reversal	(3)	0
Transfers	(265)	0
Translations differences	(857)	(1,702)
Other provisions	9,073	8,379	9,599
Non-current other provisions [member]
Disclosure of other provisions [line items]
Additions	427	403
Payments	15	64
Reversal	(642)	(1,600)
Transfers	0	78
Translations differences	136	(2,753)
Other provisions	1,008	1,102	5,038
Current provisions for liabilities [member]
Disclosure of other provisions [line items]
Additions	17,201	14,769
Payments	11,483	1,689
Reversal	(8,437)	(9,096)
Transfers	(5)	0
Translations differences	(1,974)	(807)
Other provisions	10,012	14,710	11,533
Current provisions for taxes [member]
Disclosure of other provisions [line items]
Additions	173	29
Payments	1,253	0
Reversal	0	0
Transfers	0	0
Translations differences	(576)	(106)
Other provisions	269	1,925	2,002
Current provisions for dismantling [member]
Disclosure of other provisions [line items]
Additions	184	2
Payments	0	0
Reversal	0	(120)
Transfers	265	(78)
Translations differences	11	(94)
Other provisions	484	24	314
Current other provisions [member]
Disclosure of other provisions [line items]
Additions	2,345	4,116
Payments	1,629	2,506
Reversal	(77)	(1,564)
Transfers	5	0
Translations differences	391	248
Other provisions	$ 6,251	$ 5,216	$ 4,922